Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.3%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,384,727
Series A, 5.00%, 11/01/21	1,115	1,137,681
Series A, 5.00%, 11/01/22	365	390,042
Series A, 5.00%, 11/01/23	200	223,211
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,065,833
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	557,641
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	111,425
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,281,583
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,303,389
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,299,932
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,748,911
Series 1, 5.00%, 08/01/23	250	275,880
Series 2015-A, 5.00%, 08/01/22	500	528,491
Series 2015-A, 5.00%, 08/01/23	400	441,407
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	296,216
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,258,249
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	85	85,682
Series A-1, 5.00%, 08/01/27 (PR 08/01/21)	165	166,335
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	201,619
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	532,638
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	607,597
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	605,056
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	1,007,944
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	392,358
Series B, 5.00%, 08/01/22	845	893,150
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,182,564
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	692,963
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	304,664
Series C, 5.00%, 08/01/22	475	502,066
Series C, 5.00%, 08/01/23	500	551,759
Series C, 5.00%, 08/01/26	1,000	1,225,436
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,587,458
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	600,523
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	798,328
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	289,533
Series C-1, 5.00%, 08/01/27	500	628,087
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	632,396
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,167,858
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	284,416
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	223,554
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,655,008
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,425,951
Series E, 5.00%, 08/01/23	740	816,603
Series E, 5.00%, 08/01/24	470	538,976
Series E, 5.00%, 08/01/26	500	612,718
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	462,070
Series F, 5.00%, 08/01/21	240	241,938
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	257,849
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	379,931
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	583,743
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,386
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	536,875
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	610,816
Series F-3, 5.00%, 12/01/25	500	600,123
Series G-1, 5.00%, 04/01/22	500	520,420
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,040,926
Security	Par (000)	Value

New York (continued)
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	$250	$260,232
Series I, 5.00%, 08/01/21	600	604,846
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,056,974
Series I, 5.00%, 08/01/27 (PR 08/01/22)	725	766,400
Series J, 5.00%, 08/01/21	600	604,846
Series J, 5.00%, 08/01/23	1,000	1,103,518
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,256,189
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,140,632
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	597,231
City of New York NY GOL, Series F-1, 4.00%, 03/01/38( 03/01/31)	2,000	2,426,249
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	361,034
Series C, 5.00%, 10/01/23 (BAM)	335	371,781
County of Albany NY GOL
4.00%, 04/01/29 ( 04/01/26)	125	143,661
5.00%, 04/01/22	1,225	1,274,784
County of Monroe NY GOL
5.00%, 06/01/24 (AGM)	565	643,054
Series B, 5.00%, 06/01/26 (AGM)	250	303,731
County of Nassau NY GOL
5.00%, 04/01/23	200	217,154
Series A, 5.00%, 01/01/22	500	513,997
Series B, 5.00%, 10/01/24	1,000	1,150,436
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,258,238
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	537,624
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,258,710
Series C, 5.00%, 10/01/21	500	507,954
Series C, 5.00%, 10/01/27	975	1,221,769
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,036,178
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,879,570
County of Westchester NY GO, Series B, 5.00%, 07/01/21	390	391,551
County of Westchester NY GOL
5.00%, 01/01/23	900	969,365
Series A, 5.00%, 01/01/22	885	910,303
Series A, 5.00%, 01/01/24	155	174,152
Series A, 5.00%, 12/01/24	1,000	1,163,166
Series A, 5.00%, 10/15/28	1,000	1,302,061
Series B, 5.00%, 11/15/24	125	145,163
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	913,482
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	551,297
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	160,855
Series D, 5.00%, 09/01/39 (Call 09/01/27)	350	432,813
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	229,838
5.00%, 05/01/27 (SAW)	500	626,944
5.00%, 05/01/29 (SAW)	1,000	1,311,644
Series A, 5.00%, 05/01/23 (SAW)	500	546,414
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	830,023
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,228,741
Series 2012-A, 5.25%, 02/15/47	470	471,597
Series 2012-A, 5.75%, 02/15/47	380	381,473
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,195,930
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,343,824
Series A, 5.00%, 02/15/23	375	404,422

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/25	$200	$232,952
Series A, 5.00%, 02/15/26	200	240,388
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	493,086
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	122,405
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	609,636
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,700,201
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,624,356
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	603,643
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	240,931
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	239,430
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	774,601
Long Island Power Authority RB
5.00%, 09/01/21	45	45,541
5.00%, 09/01/21 (ETM)	155	156,892
5.00%, 09/01/24	910	1,047,983
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,738,947
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,875,630
5.00%, 09/01/38 (Call 09/01/28)	250	316,881
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,355,409
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	872,524
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,117,608
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	283,987
Series A, 5.00%, 09/01/37 (Call 09/01/22)	665	703,497
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	355,498
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,677,197
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	264,927
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,170,978
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	599,043
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	619,887
Metropolitan Transportation Authority RB
0.00%, 11/15/39(c)	245	150,767
4.00%, 11/15/45 (Call 11/15/30)	430	494,048
Series A, 0.00%, 11/15/30(c)	850	731,244
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	267,209
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	931,675
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	465,174
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	350,185
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	511,180
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,268,581
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,739,259
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	399,179
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,134,831
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,514,877
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	380,145
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,179,232
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	234,686
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	608,693
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	390,010
Series B, 5.00%, 11/15/22	600	641,061
Series B, 5.00%, 11/15/24	500	576,698
Series B, 5.00%, 11/15/25	250	298,254
Series B, 5.00%, 11/15/26	750	920,254
Series B, 5.00%, 11/15/28	1,005	1,282,378
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	440,779
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,202,248
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,233,356
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,229,503
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	742,070
Series C, 5.00%, 11/15/22	260	277,793
Series C, 5.00%, 11/15/22 (ETM)	150	160,690
Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/40 (Call 11/15/29)	$500	$618,700
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	291,521
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	241,035
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,284,111
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,281,104
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	576,495
Series C-1, 5.00%, 11/15/25	200	238,608
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	407,311
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,470,525
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,245,527
Series C-2, 0.00%, 11/15/27(c)	1,000	903,114
Series C-2, 0.00%, 11/15/29(c)	1,000	850,819
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	261,714
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,404,287
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,310,479
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	530,192
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	946,142
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	600,952
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	272,660
Series D-1, 5.00%, 11/01/22	250	266,659
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,011,903
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,143,427
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	109,921
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	95,407
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	562,416
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	265,770
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30( 05/01/27) (SAW)	485	595,146
Monroe County Industrial Development Corp./NY RB 4.00%, 07/01/50 ( 07/01/30)	1,000	1,172,996
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,769,383
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,081,101
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,273,784
Series A, 4.00%, 11/15/33 (Call 05/15/31)	1,000	1,267,119
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	182,168
Series A, 5.00%, 11/15/22	1,670	1,789,018
Series A, 5.00%, 11/15/24	1,000	1,160,553
Series A, 5.00%, 11/15/29	500	666,950
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	687,370
Series A, 5.00%, 11/15/34 (Call 05/15/31)	500	680,910
Nassau County Sewer & Storm Water Finance Authority RB
5.00%, 10/01/23	1,840	2,047,502
5.00%, 10/01/24	100	115,656
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	701,224
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 ( 07/15/29)	1,430	1,680,772
4.00%, 07/15/44 ( 07/15/25) (SAW)	200	220,213
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	357,770
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	422,322
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	787,384
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	660,444
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	585,085
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	585,256
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	437,903
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	636,074
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	636,074

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	$500	$600,291
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,618,687
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,307,292
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,191,008
Series A, 5.00%, 11/01/21	500	510,150
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	407,984
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	387,746
Series A-1, 5.00%, 08/01/24	500	573,891
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	388,855
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	371,368
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,176,718
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,265,640
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	441,915
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,243,303
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,169,878
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	457,796
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	534,009
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	293,461
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,101,612
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,441,914
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	237,403
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	597,047
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	572,356
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	238,626
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	1,011,864
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,314,070
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,242,582
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,268,595
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,205,163
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,693,029
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	599,452
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,234,930
Series C, 5.00%, 11/01/24	950	1,100,300
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,473,102
Series C, 5.00%, 11/01/26	115	142,100
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,077,732
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	541,120
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	598,014
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,239,131
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,181,927
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,757,678
Series C-1, 5.00%, 05/01/23	500	546,516
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,251,232
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	896,583
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	595,189
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,836,053
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,089,757
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	244,692
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	592,417
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,614,223
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	257,389
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,618,721
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,235,189
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,384,462
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,234,342
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	697,558
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	352,356
Security	Par (000)	Value

New York (continued)
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	$1,000	$1,270,681
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	627,147
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	624,087
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	1,000	1,174,991
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,049,168
Series AA, 4.00%, 06/15/24	420	467,514
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,712,572
Series AA, 5.00%, 06/15/24	200	228,670
Series AA, 5.00%, 06/15/27	1,000	1,259,400
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	420,749
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	150,268
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	420,074
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	512,597
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	212,172
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	583,146
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	492,254
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	769,199
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,309,501
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	622,779
Series CC, 5.00%, 06/15/25	805	954,023
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	958,505
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	169,368
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	402,425
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	362,383
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	291,395
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,128,081
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	615,622
Series DD, 5.00%, 06/15/21	500	500,892
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	537,387
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	308,355
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,140,735
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,319,882
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	552,929
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,939,529
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	567,112
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,834,359
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	587,496
Series DD-1, 5.00%, 06/15/30	500	672,238
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	601,621
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	594,426
Series EE, 5.00%, 06/15/31	690	947,160
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	524,477
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	620,697
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	376,330
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	516,626
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,310,121
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,344,296
Series GG, 5.00%, 06/15/26	25	25,045
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	235,419
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	586,629
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	280,499
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,773,868
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,273,919
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	751,337
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	160,285
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	288,987
Series A, 0.00%, 11/15/48(c)	500	222,042

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/46 (Call 11/15/26)	$500	$586,960
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,300,256
5.25%, 12/15/43 (Call 12/15/21)	740	759,268
5.75%, 11/15/51 (Call 11/15/21)	90	92,137
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,044,978
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,760,945
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,164,918
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	928,707
Series A, 5.00%, 11/15/22	725	776,670
Series A, 5.00%, 11/15/38 (PR 11/15/21)	2,910	2,975,069
New York State Dormitory Authority RB
4.00%, 03/15/37 ( 03/15/31)	2,000	2,436,351
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,164,233
4.00%, 07/01/48 ( 07/01/31)	500	596,815
5.00%, 02/15/27	420	521,797
5.00%, 10/01/27 ( 04/01/26)	510	619,467
5.00%, 03/15/29 ( 09/15/25)	315	373,993
Series 1, 5.50%, 07/01/40 (AMBAC)	400	595,661
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,378,480
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	563,969
Series A, 5.00%, 09/15/21	500	507,031
Series A, 5.00%, 03/15/24	1,335	1,511,150
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	268,291
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	523,111
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,074,291
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	399,872
Series A, 5.00%, 07/01/26	1,125	1,356,172
Series A, 5.00%, 10/01/26	255	315,535
Series A, 5.00%, 10/01/27	500	636,793
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	397,125
Series A, 5.00%, 10/01/28	500	652,943
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	616,793
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,133,522
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	803,517
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	467,206
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	536,342
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,168,016
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	383,094
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,819,649
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	608,226
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	376,653
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,325,308
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,277,806
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	581,347
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,546,111
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,936,544
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	613,957
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,166,686
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,264,307
Series A, 5.00%, 07/01/37 (PR 07/01/22)	760	800,293
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	543,709
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,257,033
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	596,970
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,254,915
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	428,985
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	299,705
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	541,671
Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/43 (PR 07/01/23)	$1,025	$1,128,681
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	558,489
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	128,140
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	114,777
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	293,942
Series A, 5.00%, 10/01/47	300	471,000
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	614,416
Series A, 5.00%, 10/01/48	500	791,027
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	623,656
Series A, 5.00%, 10/01/50	310	497,030
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	930,948
Series A-2, 5.00%, 10/01/46	225	350,339
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	849,977
Series B, 5.00%, 10/01/22	125	133,216
Series B, 5.00%, 10/01/23	800	890,019
Series B, 5.00%, 10/01/24	190	219,815
Series B, 5.00%, 02/15/26	670	808,921
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,164,760
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	935,410
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,089,197
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	580,579
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,247,354
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	456,318
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	518,422
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	623,701
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	576,798
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	627,384
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,216,392
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,227,735
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	620,873
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	579,120
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	562,333
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,252,489
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	625,763
Series C, 5.50%, 07/01/23 (NPFGC)	200	211,960
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,672,600
Series D, 5.00%, 02/15/23	200	216,622
Series D, 5.00%, 02/15/25	1,400	1,636,612
Series D, 5.00%, 02/15/28	1,000	1,273,520
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	244,563
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,065,163
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	309,709
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	258,326
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	458,810
Series E, 5.00%, 02/15/23	500	541,555
Series E, 5.00%, 02/15/24	1,000	1,127,690
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,187,278
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	424,958
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	875	876,554
5.00%, 05/15/23	665	728,095
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	540,111
Series A, 5.00%, 06/15/22	375	394,082
Series A, 5.00%, 06/15/23	460	505,540
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	672,469
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	672,292
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	345,302
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	247,975
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,202,534
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	639,667

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 06/15/46 (Call 06/15/27)	$835	$1,027,100
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,527,950
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	585,659
Series B, 5.00%, 06/15/24	250	286,166
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	602,112
Series B, 5.00%, 06/15/28	500	647,143
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	501,712
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	90,302
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,245,701
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,100,698
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,532,532
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,229,836
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	550,857
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,559,030
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	641,037
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	253,484
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	119,320
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	587,624
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	700,701
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,274,580
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,772,884
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,155,451
Series C, 5.00%, 01/01/24	215	240,676
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	308,601
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,028,670
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	145,704
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	111,943
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,202,560
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	537,071
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	288,651
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	392,304
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	579,160
Series L, 5.00%, 01/01/24	500	559,713
Series L, 5.00%, 01/01/25	200	231,925
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	1,002,099
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	527,863
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,423,248
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	590,656
5.00%, 03/15/23.	750	815,334
5.00%, 03/15/31 (Call 09/15/30)	500	667,066
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,597,030
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,271,924
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,201,451
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,198,087
Series A, 5.00%, 03/15/22	825	856,868
Series A, 5.00%, 03/15/25	350	410,031
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	187,268
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	890,108
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	479,294
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	613,680
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	412,939
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	238,193
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,572,912
Series A-1, 5.00%, 03/15/22	400	415,451
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	542,991
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	563,538
Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	$240	$258,658
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	760,188
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	709,718
Series C-1, 5.00%, 03/15/27	285	354,524
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	614,331
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,085,982
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	108,504
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,435,938
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	584,751
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,287,504
5.00%, 12/01/40 (Call 12/01/29)	500	642,413
5.00%, 12/01/43 (Call 12/01/29)	500	638,031
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,068,245
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	435,672
4.00%, 06/15/44 (Call 06/15/24)	250	270,729
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,171,698
5.00%, 07/15/24	125	142,986
5.00%, 07/15/29	520	680,720
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,302,928
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,308,095
5.00%, 07/15/33 (Call 07/15/30)	500	662,226
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,298,134
5.00%, 09/01/34 (Call 09/01/24)	250	286,332
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	872,330
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	259,279
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	176,276
Series 179, 5.00%, 12/01/21	795	814,225
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	457,015
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,190,943
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,187,132
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	587,893
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,200,109
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	606,634
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	598,401
Series 205, 5.00%, 11/15/25	1,000	1,195,571
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	627,716
Series 224, 4.00%, 07/15/51 ( 07/15/31)	1,500	1,784,583
Series 5, 5.38%, 03/01/28	460	540,256
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	506,918
Series A, 5.00%, 10/15/23	300	334,135
Series A, 5.00%, 10/15/24	1,890	2,187,598
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,120	1,292,677
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,740,434
Series A, 5.00%, 10/15/29 (Call 10/15/24)	1,570	1,806,347
Series A, 5.00%, 10/15/30 (Call 10/15/24)	1,440	1,656,255
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,592,493
State of New York GO
5.00%, 03/15/27	500	624,719
5.00%, 03/15/31	500	683,842
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	213,613
Series A, 5.00%, 02/15/22	500	517,340
Series A, 5.00%, 02/15/23	100	108,275
Series A, 5.00%, 03/01/23	1,000	1,085,064
Series A, 5.00%, 03/01/24	560	633,358
Series A, 5.00%, 02/15/25	1,000	1,170,793
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	325,655

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/01/28 (Call 03/01/23)	$370	$401,641
Series C, 5.00%, 04/15/22	1,250	1,303,627
Series E, 4.25%, 12/15/41 (PR 12/15/21)	3,000	3,067,368
Serise A, 5.00%, 03/15/22	305	316,831
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,132,761
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	554,732
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,035,145
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,159
Series B, 3.00%, 06/01/44 ( 06/01/30)	610	664,792
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	580,012
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	616,622
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	159,983
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,872,846
4.00%, 03/15/28 (Call 03/15/24)	250	274,505
5.00%, 03/15/22	100	103,871
5.00%, 05/01/27 ( 05/01/25)	600	710,173
Series C, 5.00%, 01/15/23	2,000	2,157,876
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,049,228
Town of Oyster Bay NY GOL, 2.00%, 03/01/33( 03/01/28) (AGM)	2,000	2,004,706
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/34 ( 05/15/27)	225	278,301
5.00%, 11/15/43 (Call 05/15/29)	665	830,242
Series A, 0.00%, 11/15/30(c)	445	371,171
Series A, 0.00%, 11/15/32(c)	200	158,701
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	2,456,091
Series A, 5.00%, 11/15/22	150	160,570
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	77,150
Series A, 5.00%, 11/15/23	245	273,542
Series A, 5.00%, 11/15/24	1,355	1,571,026
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	316,439
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	544,454
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	360,034
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	288,929
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	613,180
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,616,067
Series A, 5.00%, 11/15/51 ( 05/15/31)	625	803,826
Series A, 5.00%, 11/15/56 ( 05/15/31)	500	636,004
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	437,801
Series A-1, 4.00%, 05/15/46 ( 05/15/31)	925	1,107,380
Series A-2, 2.00%, 05/15/45Put(a)	1,215	1,305,331
Series B, 0.00%, 11/15/32(c)	700	574,687
Series B, 4.00%, 11/15/21	200	203,555
Series B, 5.00%, 11/15/21	620	633,826
Series B, 5.00%, 11/15/22	500	535,310
Series B, 5.00%, 11/15/24	250	289,857
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	695,212
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	759,170
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	443,614
Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.00%, 11/15/31 (Call 05/15/27)	$1,000	$1,237,837
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	401,797
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,081,548
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	308,629
Series B, 5.50%, 01/01/30 (PR 01/01/22)	810	835,573
Series C-1, 5.00%, 11/15/25	1,000	1,198,989
Series C-1, 5.00%, 11/15/26	1,000	1,235,212
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	153,574
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	752,004
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,194,295
5.00%, 12/15/33 (Call 12/15/25)	400	477,322
5.00%, 12/15/35 (Call 12/15/25)	600	714,798
5.00%, 12/15/36 (Call 12/15/25)	150	178,552
5.00%, 12/15/37 (Call 12/15/25)	750	892,019
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,501,200
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,874,407
5.00%, 12/15/41 (Call 12/15/27)	255	318,185
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	453,007
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	601,070
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	698,289
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,400,259
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	839,952
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,117,772
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,107,625
		520,727,463
Total Municipal Debt Obligations — 98.3%
(Cost: $496,004,712)		520,727,463

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(d)(e)	3,795	3,794,955

Total Short-Term Investments — 0.7%
(Cost: $3,794,955)		3,794,955

Total Investments in Securities — 99.0%
(Cost: $499,799,667)		524,522,418

Other Assets, Less Liabilities — 1.0%		5,340,361

Net Assets — 100.0%		$529,862,779

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$1,967,023	$1,827,932	(a)	$—	$—	$—	$3,794,955	3,795	$53	$—

(a)	Represents net amount purchased (sold)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$520,727,463	$—	$520,727,463
Money Market Funds	3,794,955	—	—	3,794,955
	$3,794,955	$520,727,463	$—	$524,522,418

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAW	State Aid Withholding
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.